SEC FILE NUMBER: 0-7900

CUSIP NUMBER:  53215T106

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):       ☐  Form 10-K       ☐  Form 20-F       ☐  Form 11-K        ☑  Form 10-Q     ☐   Form 10D            ☐   Form N-SAR            ☐  Form N-CSR

For Period Ended: May 31, 2011

☐  Transition Report on Form 10-K

☐  Transition Report on Form 20-F

☐  Transition Report on Form 11-K

☐  Transition Report on Form 10-Q

☐  Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Life Partners Holdings, Inc.
Full name of registrant

N/A
Former name if applicable

204 Woodhew Drive
Address of Principal Executive Office (Street and number)

Waco, Texas 76712
City, state and zip code

PART II
RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☑	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

Life Partners Holdings, Inc. (“We”) were unable to file our Quarterly Report on Form 10-Q for the three months ended May 31, 2011, by the prescribed date because we lack the required audited financial statements for the year ended February 28, 2011.  As reported in a Form 8-K filed on June 9, 2011, our prior independent auditor resigned before completing the audit of our year end consolidated financial statements.  As reported in a Form 8-K filed on July 5, 2011, we have engaged Whitley Penn LLP (“Whitley Penn”) as our independent auditors.  Whitley Penn will complete the audit of the Fiscal 2011 financial statements and will re-audit our fiscal 2010 and fiscal 2009 financial statements since the reports covering those statements have been withdrawn.  Whitley Penn is expected to complete its work in the coming months, at which time we expect to file our Annual Report on Form 10-K and any Quarterly Reports on Form 10-Q that are then due.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

David M. Martin	(254) 751-7797
(Name)	(Area Code) (Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

Yes      No  ☑

We have not filed our Annual Report on Form 10-K for the year ended February 28, 2011.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes  ☑    No  

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

We anticipate reporting a significant change in results of operations for the three months ended May 31, 2011 (the “First Quarter of this year”), compared the three months ended May 31, 2010 (the “First Quarter of last year”), primarily due to large decreases in the volume of life settlements.  The volume of life settlements has fallen in the industry generally and for us specifically, due to the resignation of our independent auditors in June 2011, the publication of news articles criticizing our operations in December 2010 and January 2011, and a pending SEC investigation, which we first disclosed in December 2010.

For the First Quarter of this year, we anticipate reporting revenues of $7.6 million, revenues net of brokerage fees of $3.7 million and a net loss of approximately $100,000.  These results compare with revenues of $26.7 million, revenues net of brokerage fees of $15.0 million, and net income of $7.6 million for the First Quarter of last year.  While the operating results were clearly impaired by the adverse developments discussed above, our balance sheet is still strong.  As of May 31, 2011, we had approximately $22.7 million in cash and cash equivalents.  We are continuing to strengthen our licensee network, which introduces most of our life settlement purchasers to us.  We believe that the completion of the audit of our financial statements and the filing of our periodic reports with the SEC will help in restoring purchaser confidence.

The financial results and financial position for the First Quarter of this year are unaudited, preliminary amounts and are subject to change.  Management has not completed the adjustments and reviews typically performed on our quarterly consolidated financial statements, including reviews by an independent registered public accounting firm.  Further, our quarterly consolidated financial statements rely upon our annual consolidated financial statements, which are unfinished.  When ultimately filed in a quarterly report on Form 10-Q, the financial results and financial position for the First Quarter of this year may vary materially from the results and position described above.

Safe Harbor Statement Under the Private Securities Litigation Reform Act of 1995: Except for the historical information contained herein, the matters set forth in this Form 12b-25, including regarding our expectations as to the filing of our Annual Report and Quarterly Reports and as to our financial results, may be deemed forward-looking statements within the meaning of the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995.  These forward-looking statements speak only as of the date hereof and are subject to risks and uncertainties that may cause actual results to differ materially.  These risks and uncertainties include, but are not limited to, the completion of audits by our independent auditors, our determinations about certain financial estimates discussed in prior reports, the ongoing effects of the SEC investigation, including its impact on the work of our independent auditors and the impact on our business, and the risks detailed from time to time in our periodic reports filed with the SEC.  We disclaim any intent or obligation to update or revise any forward looking statements.

Life Partners Holdings, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 22, 2011	By:	/s/ David M. Martin
	Name:	David M. Martin
	Title:	Chief Financial Officer